INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes	NOTE 9: INCOME TAXES
The current tax payable (recoverable) is based on taxable profit (loss) for the year. Taxable profit differs from profit as reported in the consolidated statements of operations because it excludes items of income or expense that are taxable or deductible in other years or are never taxable or deductible. The Company’s current income tax expense (benefit) is calculat ed using tax rates that have been enacted or substantively enacted as of the date of the consolidated statements of financial position.
Tax is charged or credited to the consolidated statements of operations, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognized in other comprehensive income or in equity.
Deferred tax is recognized on differences between the carrying amounts of assets and liabilities, in the consolidated financial statements and the corresponding tax basis used in the computation of taxable profit, and is accounted for using the statements of financial position liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences and net operating loss carry forwards to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the taxable temporary difference arises from the initial recognition of non-deductible goodwill or if the differences arise from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the profit reported in the consolidated statements of operations.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, except if the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which the benefits of the temporary differences can be utilized and are expected to reverse in the foreseeable future.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted at the consolidated statements of financial position date. The measurement of deferred tax assets and liabilities reflects the tax consequences that would result from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
The carrying amount of deferred tax assets is reviewed at each consolidated statements of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to enable all or part of the asset to be recovered. The Company reviews the deferred tax assets in the different jurisdictions in which it operates to assess the possibility of realizing such assets based on projected taxable profit, the expected timing of the reversals of existing temporary differences, the carry forward period of temporary differences and tax losses carried forward and the implementation of planning strategies. Due to the numerous variables associated with these judgments and assumptions, both the precision and reliability of the resulting estimates of the deferred tax assets are subject to substantial uncertainties.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and when the Company intends to settle its current tax assets and liabilities on a net basis.9.1    Income tax expense (benefit)
The components of income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
Total current tax expense (benefit)	928	583	255
Total deferred tax expense (benefit)	(1,277)	(151)	731
Total income tax expense (benefit)	(349)	432	986

The following table reconciles the expected tax expense (benefit) at the statutory rates applicable in the countries where the Company operates to the total income tax expense (benefit) as calculated:

	Year Ended December 31,
	2018	2017	2016
Net income (loss) (including non-controlling interests)	5,330	4,575	1,734
Income tax expense (benefit)	(349)	432	986
Income (loss) before tax	4,981	5,007	2,720
Tax expense (benefit) at the statutory rates applicable to profits (losses) in the countries[1]	1,043	1,407	677
Permanent items	(421)	(522)	(5,940)
Rate changes	—	(94)	593
Net change in measurement of deferred tax assets	(1,301)	(281)	5,344
Tax effects of foreign currency translation	(47)	(157)	73
Tax credits	(17)	(66)	(21)
Other taxes	151	90	126
Others	243	55	134
Income tax expense (benefit)	(349)	432	986

1.	Tax expense (benefit) at the statutory rates is based on income (loss) before tax excluding income (loss) from investments in associates and joint ventures.

ArcelorMittal’s consolidated income tax expense (benefit) is affected by the income tax laws and regulations in effect in the various countries in which it operates and the pre-tax results of its subsidiaries in each of these countries, which can change from year to year. ArcelorMittal operates in jurisdictions, mainly in Eastern Europe and Asia, which have a structurally lower corporate income tax rate than the statutory tax rate as enacted in Luxembourg (26.01%), as well as in jurisdictions, mainly in Brazil and Mexico, which have a structurally higher corporate income tax rate.
Permanent items

	Year Ended December 31,
	2018	2017	2016
Tax deductible write-downs on shares and receivables	(498)	(652)	(5,971)
Juros sobre o Capital Próprio (“JSCP”)	(73)	(4)	(2)
Non taxable gain on bargain purchase	(60)	—	—
Taxable income (tax loss) of AMTFS	47	(34)	20
Taxable dividends	—	65	19
Other permanent items	163	103	(6)
Total permanent items	(421)	(522)	(5,940)

Tax deductible write-downs on shares and receivables: in connection with the Company's impairment test for goodwill and property, plant and equipment (“PP&E”), the recoverability of the carrying amounts of investments in shares and intragroup receivables is also reviewed annually, resulting in tax deductible write-downs of the values of loans and shares of consolidated subsidiaries in Luxembourg.
Juros sobre o Capital Próprio (“JSCP”): Corporate taxpayers in Brazil, which distribute a dividend can benefit from a tax deduction corresponding to an amount of interest calculated as a yield on capital. The deduction is determined as the lower of the interest as calculated by application of the Brazilian long term interest rate on the opening balance of capital and reserves, and 50% of the income for the year or accumulated profits from the previous year. For book purposes, this distribution of interest on capital is regarded as a dividend distribution, while for Brazilian tax purposes it is regarded as tax deductible interest.

Non taxable gain on bargain purchase: in 2018 ArcelorMittal recognized a 209 gain on bargain purchase upon acquisition of Ilva (see note 2.2.4).

Taxable income of AMTFS: ArcelorMittal Treasury Financial Services S.à r.l. (“AMTFS”), a subsidiary of ArcelorMittal Treasury Americas LLC (“AMTAUS”), is a limited liability company organized under the laws of Luxembourg subject to taxation in Luxembourg on its worldwide income. AMTFS has filed an election to be treated as a disregarded entity for United States federal income tax purposes.
Taxable dividends: the dividends received from some of the ArcelorMittal subsidiaries are subject to tax in the receiving countries with the corresponding (foreign) tax credits available.

Rate changes
The 2017 tax benefit from rate changes of (94) is mainly due to the impact of the decrease in the future income tax rate on deferred tax liabilities in Belgium (60), France (31), Argentina and USA.
The 2016 tax expense from rate changes of 593 is mainly due to the impact of the decrease in the future income tax rate on deferred tax assets in Luxembourg resulting in tax expense of 647, partly offset by a tax benefit of (50) in France.
Net change in measurement of deferred tax assets
The 2018 net change in measurement of deferred tax assets of (1,301) primarily consists of tax benefit of (1,842) due to additional recognition of deferred tax assets for losses and other deductible temporary differences of previous years, and a tax expense of 541 due to non-recognition and derecognition of other deferred tax assets in other tax jurisdictions. In 2018, the Company recognized 1.3 billion of previously unrecognized deferred tax assets relating to the Luxembourg tax integration. The recognition in Luxembourg includes a 0.8 billion increase in projections of future taxable income in Luxembourg driven primarily by the higher operational and financial income, and 0.6 billion effect of the elimination of the current USD exposure of Luxembourgish deferred tax assets denominated in euro.
The 2017 net change in measurement of deferred tax assets of (281) primarily consists of tax expense of 652 due to the unrecognized part of deferred tax assets on write-downs of the value of shares and loans of consolidated subsidiaries in Luxembourg, tax expense of 364 due to non-recognition and derecognition of other deferred tax assets in other tax jurisdictions, partially offset by an additional recognition of deferred tax assets for losses and other deductible temporary differences of previous years of (1,297). In 2017, the Company recognized 1.1 billion of previously unrecognized deferred tax assets relating to the Luxembourg tax integration. The recognition in Luxembourg includes a 0.3 billion increase in projections of future taxable income in Luxembourg driven primarily by the improved market conditions of the steel industry and higher financial income mainly from further reduction in the forecasted interest expense following improved credit rating.

The 2016 net change in measurement of deferred tax assets of 5,344 primarily consists of tax expense of 5,971 due to the unrecognized part of deferred tax assets on write-downs of the value of shares and loans of consolidated subsidiaries in Luxembourg, tax expense of 285 due to non-recognition and derecognition of other deferred tax assets in other tax jurisdictions, partially offset by additional recognition of deferred tax assets for losses and other deductible temporary differences of previous years of (912). In 2016, the Company recognized 0.4 billion of previously unrecognized deferred tax assets relating to the Luxembourg tax integration. The recognition in Luxembourg includes a 0.8 billion increase in projections of future taxable income in Luxembourg driven primarily by the improved market conditions of the steel industry and higher interest income from favorable foreign exchange rate relating to the funding of the Group subsidiaries as well as further reduction in the forecasted interest expense following debt repayment. This recognition is partially offset by a derecognition of 0.7 billion related to revised expectations of euro denominated deferred tax assets recoverability in U.S. dollars terms.
Tax effects of foreign currency translation
The tax effects of foreign currency translation of (47), (157) and 73 at December 31, 2018, 2017 and 2016 respectively, refer mainly to deferred tax assets and liabilities of certain entities with a different functional currency than the currency applied for tax filing purposes. The 2018 effect is impacted by the elimination of the currency exposure on the deferred tax assets in ArcelorMittal parent company following the change in the currency denomination of the tax losses. In 2017, the effects are mainly due to the depreciation of the U.S. dollar against the euro.
Tax credits
The tax credits are mainly attributable to the Company’s operating subsidiaries in Brazil, Mexico and Spain. They relate to credits claimed on foreign investments, credits for research and development and tax sparing credits.
Other taxes
Other taxes mainly include withholding taxes on dividends, services, royalties and interests as well as mining duties in Canada and Mexico, and state tax and Base Erosion and Anti-Abuse Tax ("BEAT") in the United States.
Others

	Year Ended December 31,
	2018	2017	2016
Tax contingencies/settlements	183	7	149
Prior period taxes	21	(7)	(18)
Others	39	55	3
Total	243	55	134

In 2018 and 2016, Others of 243 and 134 primarily consist of uncertain tax positions respectively for 183, mainly related to Europe, and 149, mainly related to Europe and North America. 9.2    Income tax recorded directly in equity

	Year Ended December 31,
	2018	2017	2016
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Unrealized gain (loss) on derivative financial instruments	380	(77)	(1)
Recognized actuarial gain (loss)	(228)	(42)	(1)
Foreign currency translation adjustments	(106)	(90)	27
	46	(209)	25
Recognized directly in equity on:
Deferred tax expense (benefit)
Others	—	9	—

Total	46	(200)	25
9.3    Uncertain tax positions The Company operates in multiple jurisdictions with complex legal and tax regulatory environments. In certain of these jurisdictions, ArcelorMittal has taken income tax positions that management believes are supportable and are intended to withstand challenge by tax authorities. Some of these positions are inherently uncertain and include those relating to transfer pricing matters and the interpretation of income tax laws applied in complex transactions. The Company periodically reassesses its tax positions. Changes to the financial statement recognition, measurement, and disclosure of tax positions are based on management’s best judgment given any changes in the facts, circumstances, information available and applicable tax laws. Considering all available information and the history of resolving income tax uncertainties, the Company believes that the ultimate resolution of such matters will not have a material effect on the Company’s financial position, statements of operations or cash flows (see note 8 “Provisions, contingencies and commitments”).9.4    Deferred tax assets and liabilities
The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2018	2017	2018	2017	2018	2017
Intangible assets	29	63	(744)	(869)	(715)	(806)
Property, plant and equipment	271	235	(5,098)	(5,334)	(4,827)	(5,099)
Inventories	286	291	(251)	(179)	35	112
Financial instruments	124	129	(424)	(559)	(300)	(430)
Other assets	460	203	(572)	(336)	(112)	(133)
Provisions	1,728	1,577	(512)	(424)	1,216	1,153
Other liabilities	461	359	(331)	(225)	130	134
Tax losses and other tax benefits carried forward	10,384	9,381	—	—	10,384	9,381
Tax credits carried forward	104	127	—	—	104	127
Untaxed reserves	—	—	(2)	(68)	(2)	(68)
Deferred tax assets / (liabilities)	13,847	12,365	(7,934)	(7,994)	5,913	4,371
Deferred tax assets					8,287	7,055
Deferred tax liabilities					(2,374)	(2,684)
The deferred tax assets recognized by the Company as of December 31, 2018 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	110,769	28,642	10,384	18,258
Tax credits carried forward	722	722	104	618
Other temporary differences	16,923	4,117	3,359	758
Total		33,481	13,847	19,634
The deferred tax assets recognized by the Company as of December 31, 2017 are analyzed as follows:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	111,880	28,569	9,381	19,188
Tax credits carried forward	778	778	127	651
Other temporary differences	17,417	3,978	2,857	1,121
Total		33,325	12,365	20,960
As of December 31, 2018, the majority of the deferred tax assets not recognized relates to tax losses carried forward attributable to various subsidiaries located in different jurisdictions (primarily Germany, Luxembourg, Spain, South Africa and the United States) with different statutory tax rates. As of each reporting date, ArcelorMittal considers existing evidence, both positive and negative, including the earnings history and results of recent operations, reversals of deferred tax liabilities, projected future taxable income, and planning strategies, that could impact the view with regard to future realization of these deferred tax assets. Given the current and anticipated future earnings of the ArcelorMittal U.S. operations, there is a reasonable possibility that within the next 12 months, sufficient positive evidence may become available to allow ArcelorMittal to reach a conclusion that a significant portion of the unrecognized deferred tax assets of the U.S. operations, related to tax losses and temporary differences, may be recognized.
The amount of the total deferred tax assets is the aggregate amount of the various deferred tax assets recognized and unrecognized at the various subsidiaries and not the result of a computation with a given blended rate. The utilization of tax losses carried forward is restricted to the taxable income of the subsidiary or tax consolidation group to which it belongs. The utilization of tax losses carried forward also may be restricted by the character of the income, expiration dates and limitations on the yearly use of tax losses against taxable income.

As at December 31, 2018, the total amount of accumulated tax losses in Luxembourg with respect to the main tax consolidation amounted to approximately 80.6 billion, of which 34.1 billion was considered realizable, resulting in the recognition of 8.9 billion of deferred tax assets at the applicable income tax rate in Luxembourg. As at December 31, 2017, the total amount of accumulated tax losses in Luxembourg with respect to the main tax consolidation amounted to approximately 80.8 billion, of this amount 30.8 billion was considered realizable, resulting in the recognition of 7.6 billion of deferred tax assets at the applicable income tax rate in Luxembourg. Under the Luxembourg tax legislation, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any specific yearly loss utilization limitations. The tax losses carried forward relate primarily to tax deductible write-down charges taken on investments in shares of consolidated subsidiaries recorded by certain of ArcelorMittal’s holding companies in Luxembourg. Of the total tax losses carried forward, 28.8 billion may be subject to recapture in the future if the write-downs that caused them are reversed creating taxable income unless the Company converts them to permanent through sales or other organizational restructuring activities.
The Company believes that it is probable that sufficient future taxable profits will be generated to support the recognized deferred tax asset for tax losses carried forward in Luxembourg. As part of its recoverability assessment the Company has taken into account (i) its most recent forecast approved by management and the Board of Directors, (ii) the likelihood that the factors that have contributed to past losses in Luxembourg will not recur, (iii) the fact that ArcelorMittal in Luxembourg is the main provider of funding to the Company’s consolidated subsidiaries, leading to significant amounts of taxable interest income, (iv) the implementation of an Industrial Franchising Arrangement between ArcelorMittal and numerous worldwide operating subsidiaries, and (v) other significant and reliable sources of operational income earned from ArcelorMittal’s European and worldwide operating subsidiaries for centralized distribution and procurement activities performed in Luxembourg. In performing the assessment, the Company estimates at which point in time its earnings projections are no longer reliable, and thus taxable profits are no longer probable. Accordingly, the Company has established consistent forecast periods for its different income streams for estimating probable future taxable profits, against which the unused tax losses can be utilized in Luxembourg.
At December 31, 2018, based upon the level of historical taxable income and projections for future taxable income over the periods in which the deductible temporary differences are anticipated to reverse, management believes it is probable that ArcelorMittal will realize the benefits of the deferred tax assets of 8.3 billion recognized. The amount of future taxable income required to be generated by ArcelorMittal’s subsidiaries to utilize the deferred tax assets of 8.3 billion is at least 32 billion. Historically, the Company has been able to generate sufficient taxable income and believes that it will generate sufficient levels of taxable income in the coming years to allow the Company to utilize tax benefits associated with tax losses carried forward and other deferred tax assets that have been recognized in its consolidated financial statements. Where the Company has had a history of recent losses, it relied on convincing other evidence such as the character of (historical) losses and planning opportunities to support the deferred tax assets recognized.
For the period ended December 31, 2018 ArcelorMittal recorded approximately 80 (December 31, 2017: 59) of deferred income tax liabilities in respect of deferred taxation that would arise if temporary differences on investments in subsidiaries, associates and interests in joint ventures were to be realized in the foreseeable future. No deferred tax liability has been recognized in respect of other temporary differences on investments in subsidiaries, associates and interests in joint ventures because the Company is able to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future. The amount of these unrecognized deferred tax liabilities is approximately 938.9.5    Tax losses, tax credits and other tax benefits carried forward
At December 31, 2018, the Company had total estimated tax losses carried forward and other tax benefits of 110.8 billion.
This includes net operating losses and other tax benefits of 7.5 billion primarily related to subsidiaries in Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2019	32	68	100
2020	46	268	314
2021	4	872	876
2022	2	628	630
2023	6	490	496
2024 - 2038	90	5,021	5,111
Total	180	7,347	7,527

The remaining tax losses carried forward and other tax benefits for an amount of 103.3 billion (of which 39.3 billion are recognized and 64 billion are unrecognized) are carried forward for unlimited period of time and primarily relate to the Company’s operations in Brazil, France, Germany, Luxembourg and Spain.
At December 31, 2018, the Company also had total estimated tax credits carried forward of 722.
Such amount includes tax credits of 568 primarily attributable to subsidiaries in Basque Country in Spain of which 49 recognized and 519 unrecognized, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2019	—	5	5
2020	—	3	3
2021	—	2	2
2022	—	2	2
2023	—	1	1
2024 - 2038	49	506	555
Total	49	519	568

The remaining tax credits for an amount of 154 (of which 55 are recognized and 99 are unrecognized) are indefinite and primarily attributable to the Company’s operations in Brazil, Spain and the United States.
Tax losses, tax credits and other tax benefits carried forward are denominated in the currency of the countries in which the respective subsidiaries are located and operate. Fluctuations in currency exchange rates could reduce the U.S. dollar equivalent value of these tax losses carried forward in future years.